SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       FOR
                 PERSPECTIVE FOCUSSM FIXED AND VARIABLE ANNUITY
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 4, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following information:


                                                               MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%              .01%         0%            1.01%
Janus/JNL Capital Growth Fund                                     1.03%              .01%         0%            1.04%

On page 4, footnote 11 should be deleted and replaced in its entirety with the following paragraph:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The
Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL
Global Growth Fund and all of the First Trust/JNL Funds, except the First
Trust/JNL Global Target 15 Fund, pay an administrative fee of .15%; the First
Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine
S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund
Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

On pages 5-6, the information for the five First Trust Funds should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Fund                           .80%                0%           0%             .80%
First Trust/JNL The S&P(R)Target 10 Fund                           .80%                0%           0%             .80%
First Trust/JNL Global Target 15 Fund                              .85%                0%           0%             .85%
First Trust/JNL Target Small-Cap Fund                              .80%                0%           0%             .80%
First Trust/JNL Target 25 Fund                                     .80%                0%           0%             .80%

The information in the "Examples" table should be amended as follows:

On page 7, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          43    131       209      407
                                                                        (b)         123    191       229      407
Janus/JNL Capital Growth Division                                       (a)          44    132       210      410
                                                                        (b)         124    192       230      410


On page 8, the information for the five First Trust Funds should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          41    125       199      388
                                                                        (b)         121    185       219      388
First Trust/JNL The S&P(R)Target 10 Division                            (a)          41    125       199      388
                                                                        (b)         121    185       219      388
First Trust/JNL Global Target 15 Division                               (a)          42    127       201      393
                                                                        (b)         122    187       221      393
First Trust/JNL Target 25 Division                                      (a)          41    125       199      388
                                                                        (b)         121    185       219      388
First Trust/JNL Target Small-Cap Division                               (a)          41    125       199      388
                                                                        (b)         121    185       219      388


On page 9, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          27     84       142      302
                                                                        (b)         112    154       192      302
Janus/JNL Capital Growth Division                                       (a)          28     84       144      305
                                                                        (b)         113    154       194      305

On page 10, the information for the five First Trust Funds should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          25     77       132      282
                                                                        (b)         110    147       182      282
First Trust/JNL The S&P(R)Target 10 Division                            (a)          25     77       132      282
                                                                        (b)         110    147       182      282
First Trust/JNL Global Target 15 Division                               (a)          26     79       135      287
                                                                        (b)         111    149       185      287
First Trust/JNL Target 25 Division                                      (a)          25     77       132      282
                                                                        (b)         110    147       182      282
First Trust/JNL Target Small-Cap Division                               (a)          25     77       132      282
                                                                        (b)         110    147       182      282


The information in the section entitled "Other Expenses" should be amended as follows:

On page 22, the last paragraph should be deleted and replaced in its entirety with the following:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund and all of the First Trust/JNL Funds, except the First Trust/JNL Global Target 15 Fund, pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

(To be used with VC5526 Rev. 05/02.)